FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - The Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Assets liabilities contractual maturity [Abstract]
Minimum period to meet expected requirement for maintaining cash balance	45 days
Cash generated from operations	$ 40,600	$ 63,300
Financial assets, contractual maturity	131,955	81,243
Financial liabilities, contractual maturity	168,964	167,276
Net assets (liabilities), contractual maturity	(37,009)	(86,033)
Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	128,240	78,156
Financial liabilities, contractual maturity	72,568	78,690
Net assets (liabilities), contractual maturity	55,672	(534)
1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,715	3,087
Financial liabilities, contractual maturity	34,666	33,756
Net assets (liabilities), contractual maturity	(30,951)	(30,669)
4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Financial liabilities, contractual maturity	61,730	54,830
Net assets (liabilities), contractual maturity	(61,730)	(54,830)
Lease liabilities [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	112,885	103,309
Lease liabilities [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	18,344	18,717
Lease liabilities [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	32,811	29,762
Lease liabilities [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	61,730	54,830
Long Term Other Borrowings [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	6,481	10,462
Long Term Other Borrowings [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	4,626	6,468
Long Term Other Borrowings [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	1,855	3,994
Long Term Other Borrowings [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Non-revolving Line of Credit [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	22,312	21,475
Non-revolving Line of Credit [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	22,312	21,475
Non-revolving Line of Credit [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Non-revolving Line of Credit [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Trade and Other Payables [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	23,011	26,291
Trade and Other Payables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	23,011	26,291
Trade and Other Payables [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Trade and Other Payables [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Due to Related Parties [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	4,275	5,739
Due to Related Parties [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	4,275	5,739
Due to Related Parties [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Due to Related Parties [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Deposits [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	4,446	3,427
Deposits [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	731	340
Deposits [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,715	3,087
Deposits [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Trade Receivables [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	66,689	53,436
Trade Receivables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	66,689	53,436
Trade Receivables [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Trade Receivables [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Other Receivables [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	1,223	923
Other Receivables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	1,223	923
Other Receivables [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Other Receivables [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Due from Related Parties [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	1,755	1,587
Due from Related Parties [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	1,755	1,587
Due from Related Parties [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Due from Related Parties [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Cash and Cash Equivalents [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	57,842	21,870
Cash and Cash Equivalents [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	57,842	21,870
Cash and Cash Equivalents [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Cash and Cash Equivalents [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	$ 0	$ 0